Subsequent Events	12 Months Ended
Sep. 30, 2021
Subsequent Events [Abstract]
Subsequent Events

14. Subsequent Events

The Company has evaluated the impact of events that have occurred subsequent to September 30, 2021, through the date the consolidated financial statements were available to issue, and concluded that no subsequent events have occurred that would require recognition in the consolidated financial statements or disclosure in the notes to the consolidated financial statements, except as follow:

●	On October 13, 2021, the Company’s subsidiary, MIE, changed its name to Quest International Education Center LLC.

●	On November 1, 2021, the Company awarded a total of 300,857 shares to its directors, officers, and other employees.

●	On November 17, 2021, the Company disposed of one of its buildings located in Middletown Ohio to an arm’s length party for gross proceeds of $2,000,000.

●	On November 24, 2021, Elite Education Group International Limited (the “Company”) entered into: (i) a stock purchase agreement with Ameri-Can Education Group Corp. (“Ameri-Can”), and the holders (the “Sellers”) of shares of capital stock of Ameri-Can (the “Stock Purchase Agreement”), and (ii) a subscription agreement with Ameri-Can (the “Subscription Agreement”). Pursuant to the Stock Purchase Agreement and Subscription Agreement, which were consummated on November 26, 2021, the Company acquired 70% of the equity of Ameri-Can and 77.78% of the voting equity of Ameri-Can for an aggregate purchase price of: (i) $1.25 million in cash and the issuance of 201,613 shares of Company common stock (the “Purchaser Shares”) to the Sellers; and (ii) $2.5 million in cash to Ameri-Can. Of the remaining 30% of the equity Ameri-Can, 10% is held by one Seller and represents non-voting and non-dilutable equity. Each Seller receiving Purchaser Shares agreed that for a period of six months from the closing date, such Seller’s Purchaser Shares may not be offered, pledged, sold, or otherwise transferred or disposed of, directly or indirectly. Prior to the expiration of the foregoing six-month period, each such Seller agreed to enter into a sales plan pursuant to Rule 10b5-1 of the Securities Exchange Act of 1934, as amended, to sell the Purchaser Shares at a price of not less than $6.20 (subject to adjustment for any share splits, share dividends, or similar events) per Purchaser Share. On the one-year anniversary of the closing date, the Company agreed to repurchase any Purchaser Shares not sold at a price of $6.20 (subject to adjustment for any share splits, share dividends, or similar events) per Purchaser Share. Ameri-Can’s primary asset is convertible debt with Davis College, Inc., which operates Davis College in Toledo, Ohio, pursuant to which Ameri-Can has the right to convert its convertible debt security into 100% of the shares of Davis College, Inc. prior to March 31, 2022.